Incentive Units - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 01, 2013	Dec. 31, 2013	Nov. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2014
Equity Incentive Plan [Line Items]
Compensation expense				$ 14,051	$ 2,318	$ 954,627	$ 46,837	$ 10,933
Accrued liabilities		$ 98,130		$ 217,669		$ 199,000	$ 98,130
Exchange of incentive units		0		190,776,618		193,435,414	0
Carrying amount of the noncontrolling interest		$ 580,615		$ 1,063,055		$ 1,120,554	$ 580,615
Fair value of consideration paid for noncontrolling interests						3,292	15,135
BlueStone Natural Resources Holdings, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense						$ 1,000	20,700	$ 0
BlueStone Natural Resources Holdings, LLC [Member] | Special Tier and Tier I Unit Holders [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved						16.50%
Tanos Energy LLC [Member]
Equity Incentive Plan [Line Items]
Percentage of ownership interest sold to company	1.066%
Compensation expense as component of general and administrative expense							5,800
Black Diamond, Classic GP and Classic
Equity Incentive Plan [Line Items]
Compensation expense			$ 12,600
WildHorse Resources, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense		10,000				$ 831,100
Accrued liabilities		$ 10,000					$ 10,000
Percentage of interest contributed former management members									0.10%
Exchange of incentive units									42,334,323
Cash consideration paid to certain former management members									$ 30,000
Carrying amount of the noncontrolling interest									$ 400
Fair value of consideration paid for noncontrolling interests						3,300
Cash component of incentive unit compensation expense						26,700
Incentive units exchanges for shares of our common stock						$ 804,400
MRD Holdco LLC [Member]
Equity Incentive Plan [Line Items]
The number of incentive units authorized by governing documents				1,000		1,000
Remaining expected life						3 years
MRD Holdco LLC [Member] | Exchanged Incentive Units [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved						9.30%
Compensation expense				$ 10,200		$ 111,500
Incentive units granted in an exchange for cancelled predecessor awards				930		930
Unrecognized compensation expense				$ 95,500		$ 105,500
Remaining expected life				2 years 2 months 1 day		2 years 4 months 28 days
MRD Holdco LLC [Member] | Subsequent Incentive Units [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved						0.70%
Compensation expense						$ 400
Unrecognized compensation expense						$ 1,700
Remaining expected life						2 years 4 months 28 days
Subsequent incentive units				70		70
Minimum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units						10.00%
Maximum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units						31.50%